Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents as reported in the consolidated statement of cash flows are presented separately on the consolidated balance sheets as follows:

	As of December 31, 2024		As of December 31, 2025
	Amount	RMB equivalent	Amount	RMB equivalent
Cash and cash equivalents:
RMB	15,838,827	15,838,827	14,152,511	14,152,511
US$	345,447	2,483,208	222,584	1,564,499
EUR	17,286	130,088	114,337	941,620
Others	not applicable	134,151	not applicable	670,982

Total		18,586,274		17,329,612

Summary of Accounts Receivable, Allowance for Credit Loss
The following table summarizes the activity in the allowance for credit losses related to accounts receivable, other current assets, installment payment receivables and other non-current
assets for the years ended December 31, 2023, 2024 and 2025:

For the Year Ended December 31, 2023
Balance as of December 31, 2022	121,707
Current period provision	70,357
Write-offs	(41,281)

Balance as of December 31, 2023	150,783

For the Year Ended December 31, 2024
Balance as of December 31, 2023	150,783
Current period provision	5,572
Write-offs	(36,557)

Balance as of December 31, 2024	119,798

For the Year Ended December 31, 2025
Balance as of December 31, 2024	119,798
Current period provision	126,298
Transfer out due to derecognition of financial assets	(13,140)
Write-offs	(15,271)

Balance as of December 31, 2025	217,685

Summary of Useful Lives of Property Plant and Equipment	Residual value rate is determined to 0%-50% based on the economic value of the property, plant and equipment at the end of the estimated useful lives as a percentage of the original cost.

Estimated useful lives
Buildings	10 to 20 years
Machinery and equipment	2 to 10 years
Charging infrastructure	3 to 5 years
Vehicles	1.5 to 10 years
Computer and electronic equipment	2 to 10 years
Leasehold improvements	shorter of the lease terms or the estimated useful lives
Others	2 to 5 years

Summary of Finite Lived Intangible Assets Useful Lives
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives
Software	2 to 10 years
License of maintenance and overhauls	26 months
VPT	10 years
VMT	5 years
Robotics platform technology	10 years
Others	5 to 10 years